Operating Segments (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial information by segments
Revenue									$ 1,506.8	$ 1,304.7	$ 1,183.2
Operating income (loss)	$ 48.9	$ 60.3	$ 51.4	$ 36.5	$ 20.4	$ 40.8	$ 32.4	$ 34.8	197.1	128.4	169.2
Non-operating income and expense									(170.5)	(130.2)	(195.1)
Income (loss) before income taxes									26.6	(1.8)	(25.9)
U.S. Information Services [Member]
Financial information by segments
Operating income (loss)									130.5	102.4	134.8
International [Member]
Financial information by segments
Operating income (loss)									21.2	22.8	19.9
Interactive [Member]
Financial information by segments
Operating income (loss)									137.2	93.4	84.2
Corporate [Member]
Financial information by segments
Operating income (loss)									(91.8)	(90.1)	(69.7)
Segment Revenues Gross Intersegment [Member]
Financial information by segments
Revenue									1,563.9	1,363.3	1,234.7
Segment Revenues Gross Intersegment [Member] | U.S. Information Services [Member]
Financial information by segments
Revenue									924.5	811.5	723.1
Segment Revenues Gross Intersegment [Member] | International [Member]
Financial information by segments
Revenue									269.6	257.7	241.0
Segment Revenues Gross Intersegment [Member] | Interactive [Member]
Financial information by segments
Revenue									369.8	294.0	270.6
Intersegment Eliminations [Member]
Financial information by segments
Revenue									(57.1)	(58.5)	(51.4)
Operating income (loss)									0.0	0.0	0.0
Intersegment Eliminations [Member] | U.S. Information Services [Member]
Financial information by segments
Revenue									(53.9)	(56.3)	(49.3)
Operating income (loss)									(52.4)	(54.9)	(47.6)
Intersegment Eliminations [Member] | International [Member]
Financial information by segments
Revenue									(3.2)	(2.2)	(2.1)
Operating income (loss)									(1.9)	(0.6)	(0.5)
Intersegment Eliminations [Member] | Interactive [Member]
Financial information by segments
Revenue									0.0	0.0	0.0
Operating income (loss)									$ 54.4	$ 55.5	$ 48.1